Segment reporting (Detail 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[2],[3],[4]	$ 4,501		$ 5,048		$ 6,070
Non-interest income	[1],[4]	24,467		25,283		23,683
Income	[1]	28,967		30,330		29,754	[5]
Credit loss (expense) / recovery	[1]	(78)		(118)		(131)
Total operating income	[1]	28,889		30,213		29,622
Personnel expenses	[1]	16,084		16,132		16,199
General and administrative expenses	[1]	5,288		6,797		6,949
Services (to) / from Corporate Center and other business divisions	[1]	0		0		0
of which: services from Corporate Center	[1]	0		0		0
Depreciation and impairment of property, equipment and software	[1]	1,765		1,228		1,053
Amortization and impairment of goodwill and intangible assets	[1]	175		65		71
Total operating expenses	[1]	23,312		24,222		24,272
Operating profit / (loss) before tax	[1]	5,577		5,991		5,351
Tax expense / (benefit)	[1]	1,267		1,468		4,305
Net profit / (loss)	[1]	4,310		4,522		1,046
Additional information
Total assets	[1]	972,183		958,489		939,279
Additions to non-current assets	[1]	5,297	[6]	1,975		1,746
Newly recognized assets upon adoption of IFRS 16 that were allocated to business divisions		3,500
Non-current assets included in newly recognized assets upon adoption of IFRS 16 that were allocated to business divisions		3,400
Impairment of financial assets measured at fair value through other comprehensive income		0		0		15
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[4]	3,947		4,101		3,880
Non-interest income	[1],[4]	12,426		12,700		12,265
Income	[1]	16,373		16,800		16,144	[5]
Credit loss (expense) / recovery	[1]	(20)		(15)		(8)
Total operating income	[1]	16,353		16,785		16,136
Personnel expenses	[1]	7,621		7,683		7,674
General and administrative expenses	[1]	1,217		1,724		1,263
Services (to) / from Corporate Center and other business divisions	[1]	4,056		4,070		3,926
of which: services from Corporate Center	[1]	3,922		3,936		3,803
Depreciation and impairment of property, equipment and software	[1]	5		4		4
Amortization and impairment of goodwill and intangible assets	[1]	56		50		49
Total operating expenses	[1]	12,955		13,531		12,917
Operating profit / (loss) before tax	[1]	3,397		3,254		3,219
Additional information
Total assets	[1]	309,766		313,737		297,631
Additions to non-current assets	[1]	68	[6]	196		120
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[4]	1,992		2,049		2,044
Non-interest income	[1],[4]	1,744		2,168		1,814
Income	[1]	3,736		4,217		3,859	[5]
Credit loss (expense) / recovery	[1]	(21)		(56)		(20)
Total operating income	[1]	3,715		4,161		3,839
Personnel expenses	[1]	856		803		852
General and administrative expenses	[1]	224		285		296
Services (to) / from Corporate Center and other business divisions	[1]	1,181		1,263		1,203
of which: services from Corporate Center	[1]	1,294		1,367		1,321
Depreciation and impairment of property, equipment and software	[1]	13		14		13
Amortization and impairment of goodwill and intangible assets	[1]	0		0		0
Total operating expenses	[1]	2,274		2,365		2,364
Operating profit / (loss) before tax	[1]	1,441		1,796		1,475
Additional information
Total assets	[1]	209,405		200,703		197,258
Additions to non-current assets	[1]	10	[6]	23		15
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[4]	(25)		(29)		(23)
Non-interest income	[1],[4]	1,962		1,881		2,100
Income	[1]	1,938		1,852		2,077	[5]
Credit loss (expense) / recovery	[1]	0		0		0
Total operating income	[1]	1,938		1,852		2,077
Personnel expenses	[1]	722		703		731
General and administrative expenses	[1]	197		202		235
Services (to) / from Corporate Center and other business divisions	[1]	486		518		543
of which: services from Corporate Center	[1]	531		563		582
Depreciation and impairment of property, equipment and software	[1]	1		2		1
Amortization and impairment of goodwill and intangible assets	[1]	0		1		3
Total operating expenses	[1]	1,406		1,426		1,514
Operating profit / (loss) before tax	[1]	532		426		563
Additional information
Total assets	[1]	34,565		28,140		17,968
Additions to non-current assets	[1]	0	[6]	1		1
Impairment of financial assets measured at fair value through other comprehensive income						12
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[4]	(669)		(459)		234
Non-interest income	[1],[4]	7,968		8,538		7,508
Income	[1]	7,299		8,079		7,742	[5]
Credit loss (expense) / recovery	[1]	(30)		(38)		(92)
Total operating income	[1]	7,269		8,041		7,650
Personnel expenses	[1]	2,748		2,941		3,006
General and administrative expenses	[1]	688		651		675
Services (to) / from Corporate Center and other business divisions	[1]	2,926		2,942		2,860
of which: services from Corporate Center	[1]	2,980		2,995		2,894
Depreciation and impairment of property, equipment and software	[1]	8		8		10
Amortization and impairment of goodwill and intangible assets	[1]	115		12		12
Total operating expenses	[1]	6,485		6,554		6,563
Operating profit / (loss) before tax	[1]	784		1,486		1,087
Additional information
Total assets	[1]	315,855		302,253		311,359
Additions to non-current assets	[1]	1	[6]	89		3
Corporate Center
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[4]	(744)		(613)		(64)
Non-interest income	[1],[4]	367		(4)		(4)
Income	[1]	(378)		(617)		(68)	[5]
Credit loss (expense) / recovery	[1]	(7)		(8)		(11)
Total operating income	[1]	(385)		(626)		(80)
Personnel expenses	[1]	4,137		4,002		3,935
General and administrative expenses	[1]	2,962		3,935		4,479
Services (to) / from Corporate Center and other business divisions	[1]	(8,648)		(8,793)		(8,532)
of which: services from Corporate Center	[1]	(8,727)		(8,861)		(8,601)
Depreciation and impairment of property, equipment and software	[1]	1,738		1,199		1,024
Amortization and impairment of goodwill and intangible assets	[1]	4		2		7
Total operating expenses	[1]	192		346		913
Operating profit / (loss) before tax	[1]	(577)		(971)		(993)
Additional information
Total assets	[1]	102,592		113,656		115,064
Additions to non-current assets	[1]	5,217	[6]	1,666		1,607
UBS AG
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[7],[8],[9],[10]	4,415		4,971		6,021
Non-interest income	[1],[10]	24,970		25,788		24,155
Income	[1]	29,385		30,759		30,176	[5]
Credit loss (expense) / recovery	[1],[9]	(78)		(117)		(131)
Total operating income	[1],[9]	29,307		30,642		30,044
Personnel expenses	[1]	13,801		13,992		14,952
General and administrative expenses	[1]	8,586		10,075		9,001
Services (to) / from Corporate Center and other business divisions	[1]	0		0		0
of which: services from Corporate Center	[1]	0		0		0
Depreciation and impairment of property, equipment and software	[1]	1,576		1,052		945
Amortization and impairment of goodwill and intangible assets	[1]	175		65		71
Total operating expenses	[1]	24,138		25,184		24,969
Operating profit / (loss) before tax	[1]	5,169		5,458		5,076
Tax expense / (benefit)	[1]	1,198		1,345		4,242
Net profit / (loss)	[1]	3,971		4,113		834
Additional information
Total assets	[1]	971,916		958,055		940,020
Additions to non-current assets	[1]	5,014	[11]	1,757		1,648
Newly recognized assets upon adoption of IFRS 16 that were allocated to business divisions		3,400
Non-current assets included in newly recognized assets upon adoption of IFRS 16 that were allocated to business divisions		3,300
Impairment of financial assets measured at fair value through other comprehensive income		0		0		15
UBS AG | Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[10]	3,947		4,101		3,880
Non-interest income	[1],[10]	12,426		12,700		12,265
Income	[1]	16,373		16,801		16,145	[5]
Credit loss (expense) / recovery	[1]	(20)		(15)		(8)
Total operating income	[1]	16,353		16,786		16,137
Personnel expenses	[1]	7,618		7,680		7,679
General and administrative expenses	[1]	1,283		1,771		1,308
Services (to) / from Corporate Center and other business divisions	[1]	4,055		4,069		3,926
of which: services from Corporate Center	[1]	3,922		3,935		3,803
Depreciation and impairment of property, equipment and software	[1]	5		4		4
Amortization and impairment of goodwill and intangible assets	[1]	56		50		49
Total operating expenses	[1]	13,018		13,574		12,966
Operating profit / (loss) before tax	[1]	3,335		3,212		3,171
Additional information
Total assets	[1]	309,766		313,737		297,631
Additions to non-current assets	[1]	68	[11]	196		120
UBS AG | Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[10]	1,993		2,049		2,044
Non-interest income	[1],[10]	1,745		2,169		1,815
Income	[1]	3,737		4,218		3,859	[5]
Credit loss (expense) / recovery	[1]	(21)		(56)		(20)
Total operating income	[1]	3,717		4,162		3,839
Personnel expenses	[1]	852		799		849
General and administrative expenses	[1]	229		289		300
Services (to) / from Corporate Center and other business divisions	[1]	1,179		1,261		1,200
of which: services from Corporate Center	[1]	1,293		1,365		1,318
Depreciation and impairment of property, equipment and software	[1]	13		14		13
Amortization and impairment of goodwill and intangible assets	[1]	0		0		0
Total operating expenses	[1]	2,274		2,363		2,363
Operating profit / (loss) before tax	[1]	1,443		1,799		1,476
Additional information
Total assets	[1]	209,512		200,767		197,290
Additions to non-current assets	[1]	10	[11]	23		15
UBS AG | Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[10]	(25)		(29)		(23)
Non-interest income	[1],[10]	1,962		1,881		2,100
Income	[1]	1,938		1,852		2,077	[5]
Credit loss (expense) / recovery	[1]	0		0		0
Total operating income	[1]	1,938		1,852		2,077
Personnel expenses	[1]	720		702		731
General and administrative expenses	[1]	201		206		238
Services (to) / from Corporate Center and other business divisions	[1]	485		516		541
of which: services from Corporate Center	[1]	530		561		580
Depreciation and impairment of property, equipment and software	[1]	1		2		1
Amortization and impairment of goodwill and intangible assets	[1]	0		1		3
Total operating expenses	[1]	1,407		1,427		1,515
Operating profit / (loss) before tax	[1]	531		425		562
Additional information
Total assets	[1]	34,565		28,140		17,968
Additions to non-current assets	[1]	0	[11]	1		1
Impairment of financial assets measured at fair value through other comprehensive income						12
UBS AG | Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[10]	(669)		(459)		234
Non-interest income	[1],[10]	7,967		8,539		7,508
Income	[1]	7,298		8,080		7,742	[5]
Credit loss (expense) / recovery	[1]	(30)		(38)		(92)
Total operating income	[1]	7,268		8,042		7,651
Personnel expenses	[1]	2,732		2,936		3,007
General and administrative expenses	[1]	738		706		728
Services (to) / from Corporate Center and other business divisions	[1]	2,922		2,938		2,858
of which: services from Corporate Center	[1]	2,976		2,991		2,892
Depreciation and impairment of property, equipment and software	[1]	8		8		10
Amortization and impairment of goodwill and intangible assets	[1]	115		12		12
Total operating expenses	[1]	6,515		6,600		6,614
Operating profit / (loss) before tax	[1]	753		1,442		1,036
Additional information
Total assets	[1]	316,058		302,434		311,477
Additions to non-current assets	[1]	1	[11]	89		3
UBS AG | Corporate Center
Disclosure Of Operating Segments [Line Items]
Net interest income	[1],[10]	(831)		(690)		(114)
Non-interest income	[1],[10]	869		499		466
Income	[1]	38		(191)		352	[5]
Credit loss (expense) / recovery	[1]	7		8		11
Total operating income	[1]	31		(199)		341
Personnel expenses	[1]	1,879		1,875		2,686
General and administrative expenses	[1]	6,135		7,104		6,426
Services (to) / from Corporate Center and other business divisions	[1]	(8,642)		(8,784)		(8,525)
of which: services from Corporate Center	[1]	(8,721)		(8,852)		(8,593)
Depreciation and impairment of property, equipment and software	[1]	1,549		1,023		916
Amortization and impairment of goodwill and intangible assets	[1]	4		2		7
Total operating expenses	[1]	925		1,220		1,510
Operating profit / (loss) before tax	[1]	(893)		(1,419)		(1,169)
Additional information
Total assets	[1]	102,017		112,977		115,654
Additions to non-current assets	[1]	$ 5,014	[11]	$ 1,449	[12]	$ 1,509

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[2]
Effective 1 January 2018, UBS adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[3]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[4]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1b for more information.

[5]
Includes impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2017 of USD 15 million, of which USD 12 million was recorded in Asset Management.

[6]
Upon adoption of IFRS 16 on 1 January 2019, UBS additionally allocated approximately USD 3.5 billion of newly recognized assets to the business divisions, of which USD 3.4 billion related to non-current assets. Refer to Note 1b for more information.

[7]
Effective 1 January 2018, UBS AG adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[8]
Effective 1 January 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[9]
Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[10]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1b for more information.

[11]
Upon adoption of IFRS 16 on 1 January 2019, UBS AG additionally allocated approximately USD 3.4 billion of newly recognized assets to the business divisions, of which USD 3.3 billion related to non-current assets. Refer to Note 1b for more information.

[12]	Reflects the payment of an ordinary cash dividend of CHF 0.70 (2018: CHF 0.65; 2017: CHF 0.60) per dividend-bearing share out of the capital contribution reserve.